Major commitments and contingencies (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Operating leased assets [Line Items]
Approximate interest rate for capital lease obligations, minimum (in hundredths)	0.70%
Approximate interest rate for capital lease obligations, maximum (in hundredths)	7.30%
Description of operating lease agreements	The Company has operating and capital leases, mainly for locomotives, freight cars and intermodal equipment. Of the capital leases, many provide the option to purchase the leased items at fixed values during or at the end of the lease term.
Annual rent expense for all operating leases	CAD 204	CAD 201	CAD 179
Operating Leases, Future Minimum Payments Due [Abstract]
2016	169
2017	138
2018	113
2019	82
2020	53
2021 and thereafter	187
Total Operating Leases, Future Minimum Payments Due	742
Capital Leases, Future Minimum Payments Due [Abstract]
2016	245
2017	186
2018	17
2019	17
2020	23
2021 and thereafter	152
Total Capital Leases, Future Minimum Payments Due	640
Less: Imputed interest on capital leases at rates ranging from approximately 0.7% to 7.3%	118
Present value of minimum lease payments included in debt	CAD 522
Automotive Fleet [Member]
Operating leased assets [Line Items]
Term of automotive fleet operating lease agreements (in years)	1 year
Estimated annual rental payments for automotive fleet operating leases	CAD 20
General period in which automotive fleet operating leases are extended (in years)	5 years